Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net loss for the period (in thousands of euros)	€ (26,357)	€ (30,420)
Weighted average number of shares (in shares)	34,841,876,000	34,619,072,000
Basic loss per share (in euro per share)	€ (0.76)	€ (0.88)
Diluted loss per share (in euro per share)	€ (0.76)	€ (0.88)